LOANS RECEIVABLE AND SHORT TERM ADVANCES	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	LOANS RECEIVABLE AND SHORT TERM ADVANCES

During the year ended December 31, 2015, the Company provided two loans to Interactive Motion Technologies Inc. (IMT) which the Company has subsequently acquired (the “Acquisition”) (Note 16) on April 21, 2016. The original loans were an aggregate amount of $300,000 under normal commercial terms. The loans both carry an interest rate of 6% and are secured by all assets of the third party subject to a $200,000 subordination to a third party financial services company, which was released in April, 2016. During the three month period ended March 31, 2016, the Company advanced an additional $68,750 to IMT. As at March 31, 2016 accrued interest on the loans amounted to $11,158 (March 31, 2015 - $nil, December 31, 2015 and 2014 - $7,459 and $nil) which was included in the loan balance. During the three months ended March 31, 2016 the Company also advanced IMT $125,153 included in short term advances on the consolidated balance sheet, for costs related to the Acquisition (Note 16). Subsequent to April 21, 2016 both the loan receivable balance of $379,908 and the short term advances of $125,153 will be included in intercompany balances that will be eliminated on consolidation.